STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

June 17, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 60 to Registration Statement on Form N-1A
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 60 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment is being filed in order to add three new series to the Fund – Lazard U.S. Realty Income Portfolio, Lazard U.S. Realty Equity Portfolio and Lazard International Realty Equity Portfolio (the “New Portfolios”). The prospectus and statement of additional information included in the Amendment are marked to show changes from Amendment No. 58 to the Registration Statement, which was filed on March 25, 2011.

Lazard U.S. Realty Income Portfolio. The Lazard U.S. Realty Income Portfolio’s (the “Realty Income Portfolio”) primary investment objective is current income, with long-term capital appreciation as a secondary objective. Under normal circumstances, the Realty Income Portfolio invests at least 80% of its assets in dividend-paying common and preferred stocks, convertible securities and fixed income securities of U.S. real estate-related companies of any size including, but not limited to, real estate investment trusts, real estate operating or service companies and companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the healthcare, gaming, retailing, restaurant, natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real-estate intensive (i.e., the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate (“Realty Companies”) as well as certain synthetic instruments related to U.S. Realty Companies. Such synthetic instruments are investments that have economic characteristics similar to the Realty Income Portfolio’s direct investments in U.S. Realty Companies and may include warrants, rights, options and shares of exchange-traded funds (“ETFs”).

Lazard U.S. Realty Equity Portfolio. The Lazard U.S. Realty Equity Portfolio’s (the “Realty Portfolio”) primary investment objective is long-term capital appreciation, with current income, including interest and dividends from portfolio securities, as a secondary objective. Under normal circumstances, the Realty Portfolio invests at least 80% of its assets in equity securities (including common, convertible and preferred stocks) of U.S. Realty Companies, as well as certain synthetic instruments related to U.S. Realty Companies. Such synthetic instruments are investments that have economic characteristics similar to the Realty Portfolio’s direct investments in U.S. Realty Companies and may include warrants, rights, options and shares of ETFs.

Lazard International Realty Equity Portfolio. The Lazard International Realty Equity Portfolio’s (the “International Realty Portfolio”) primary investment objective is long-term capital appreciation with current income, including interest and dividends from portfolio securities, as a secondary objective. Under normal circumstances, the International Realty Portfolio invests at least 80% of its assets in equity securities (including common, convertible and preferred stocks) of non-U.S. Realty Companies, as well as certain synthetic instruments relating to non-U.S. Realty Companies. Such synthetic instruments are investments that have economic characteristics similar to the International Realty Portfolio’s direct investments in non-U.S. Realty Companies and may include depositary receipts, including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts, warrants, rights, options and shares of ETFs.

The types of investments the New Portfolios may make are those in which other Fund portfolios may invest. Disclosure regarding such investments, except for new disclosure regarding Realty Companies and expanded disclosure regarding preferred securities, is the same as the existing disclosure for such other portfolios, which has previously been reviewed by the staff (the “Staff”) of the Securities and Exchange Commission. The distribution of the New Portfolios’ Institutional Shares and Open Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The New Portfolios are being established in connection with the reorganization of the Grubb & Ellis AGA U.S. Realty Income Fund, Grubb & Ellis AGA U.S. Realty Fund and Grubb & Ellis AGA International Realty Fund (the “Acquired Funds”) as a result of the acquisition of the investment adviser to the Acquired Funds by Lazard Asset Management LLC, the investment adviser to the existing series of the Fund (the “Investment Manager”). The New Portfolios will acquire substantially all of the assets of the Acquired Funds and carry forward their performance and accounting history. The Investment Manager will serve as the New Portfolios’ investment adviser.

The Fund will file a further post-effective amendment to the Registration Statement pursuant to Rule 485(a) under the 1933 Act prior to the effective date of the Amendment in order to incorporate updated financial information, file certain exhibits (including the consent of the Fund’s independent registered public accounting firm) and incorporate comments of the Staff on the Amendment. As previously discussed with the Staff, the Fund intends to seek acceleration of the effectiveness of the Amendment following completion of the Staff’s review.

Please telephone the undersigned at 212.806.6141, or Linda Kim or Anna Harman of this office at 212.806.6173 or 212.806.5678, respectively, if you have any questions.

Very truly yours,

/s/ Janna Manes

Janna Manes

cc: Linda Kim